Exchanged/held-for-exchange Animal Health business (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Assets and Liabilities Held for Sale or Exchange

In accordance with IFRS 5 (see Note B.7. and D.1.), all assets of the Animal Health business and all liabilities directly related to those assets were classified as of December 31, 2016 and 2015 in the line items Assets held for sale or exchange and Liabilities related to assets held for sale or exchange, respectively, in the consolidated balance sheets (see Note D.8.). An analysis of those line items is provided below:

(€ million)	2016	2015
Assets

Property, plant and equipment	811	657

Goodwill	1,560	1,510

Other intangible assets	2,227	2,147

Investments accounted for using the equity method	12	6

Other non-current assets	41	46

Deferred tax assets	180	177

Inventories	629	526

Accounts receivable	471	479

Other current assets	83	55

Cash and cash equivalents	362	23
Total assets held for sale or exchange	6,376	5,626
Liabilities

Long-term debt	6	4

Non-current provisions	134	149

Deferred tax liabilities	198	163

Short-term debt	148	18

Accounts payable	241	218

Other current liabilities	438	431
Total liabilities related to assets held for sale or exchange	1,165	983

Summary of Net Income/(Loss) of Held-for-Exchange Animal Health Business

In accordance with IFRS 5, the net income/loss of the Animal Health business is presented in a separate line item for 2017 and comparative periods (see Notes B.7. and D.1.). The table below provides an analysis of the main items included in the line item Net income/(loss) of the exchanged/held-for-exchange Animal Health business:

(€ million)	2017	2016	2015
Net sales	-	2,708	2,515
Gross profit	-	1,850	1,671

Operating income	-	678	101

Income before tax and investments accounted for using the equity method(a)	6,343	672	92

Income tax expense(b)	(1,700)	(359)	(216)
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	4,643	314	(124)

(a)

In 2017, this line shows the gain arising on the divestment of the Animal Health business in exchange for Boehringer Ingelheim’s Consumer Healthcare business, based on a total consideration of €10,557 million.

(b)	Income tax expense on the gain on divestment of the Animal Health business.

Summary of Basic and Diluted Earnings Per Share for Held-for-Exchange Animal Health Business

The table below presents basic and diluted earnings per share for the exchanged/held-for-exchange Animal Health business, in accordance with IAS 33 (Earnings Per Share):

(€ million)	2017	2016	2015
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	4,643	314	(124)

Average number of shares outstanding (million)	1,256.9	1,286.6	1,306.2

Average number of shares after dilution (million)	1,266.8	1,296.0	1,320.7

– Basic earnings per share (in euros)	3.69	0.24	(0.10)

– Diluted earnings per share (in euros)	3.67	0.24	(0.09)